Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	2/25/2021
Distribution Date:	3/15/2021

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.
This material is for distribution only under such circumstances as may be permitted by applicable law.  This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.
The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance.   We assume no liability for any errors or any reliance you place on the information provided herein.
THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds Series	Initial Principal Amount	Exchange Rate	CAD Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 2,000,000,000	1.50516	$3,010,325,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed
SERIES CBL15 - 5 Year Fixed(1)	GBP 500,000,000	1.71990	$859,950,000	September 14, 2021	0.750%	Fixed
SERIES CBL16 - 5 Year Fixed(1)	USD 1,250,000,000	1.31670	$1,645,875,000	September 20, 2021	1.875%	Fixed
SERIES CBL17 - 5 Year Floating(1)	GBP 550,000,000	1.70590	$938,245,000	September 30, 2021	3 Mth GBP LIBOR + 0.38%	Float
SERIES CBL18 - 5 Year Fixed(1)	EUR 1,250,000,000	1.39830	$1,747,875,000	January 13, 2022	0.125%	Fixed
SERIES CBL19 - 5 Year Floating(1)	GBP 550,000,000	1.69510	$932,305,000	January 10, 2023	3 Mth GBP LIBOR + 0.23%	Float
SERIES CBL20 - 7 Year Fixed(1)	EUR 1,000,000,000	1.51900	$1,519,000,000	January 22, 2025	0.500%	Fixed
SERIES CBL21 - 4.5 Year Fixed(1)	EUR 1,250,000,000	1.59210	$1,990,125,000	September 28, 2022	0.250%	Fixed
SERIES CBL22 - 5 Year Fixed(1)	EUR 1,750,000,000	1.49880	$2,622,900,000	October 23, 2023	0.375%	Fixed
SERIES CBL23 - 7 Year Fixed(1)	CHF 830,000,000	1.38151	$1,146,656,000	November 19, 2025	0.200%	Fixed
SERIES CBL24 - 5 Year Fixed(1)	EUR 1,250,000,000	1.52780	$1,909,750,000	January 11, 2024	0.250%	Fixed
SERIES CBL25 - 7 Year Fixed(1)	EUR 1,500,000,000	1.45010	$2,175,150,000	January 14, 2027	0.010%	Fixed
SERIES CBL26 - 5 Year Fixed(1)	EUR 1,250,000,000	1.55310	$1,941,375,000	March 18, 2025	0.010%	Fixed
SERIES CBL27 - 8 Year Fixed(1)	CHF 180,000,000	1.46683	$264,030,000	April 3, 2028	0.298%	Fixed
SERIES CBL28 - 2 Year Fixed(1)*	CAD 7,500,000,000	1.00000	$7,500,000,000	March 22, 2022	2.394%	Fixed
SERIES CBL29 - 3 Year Floating(1)*	CAD 7,500,000,000	1.00000	$7,500,000,000	March 22, 2023	3 Mth CDOR + 1.65%	Float
SERIES CBL30 - 3 Year Fixed(1)	USD 900,000,000	1.43020	$1,287,180,000	March 31, 2023	1.500%	Fixed
SERIES CBL31 - 2.5 Year Floating(1)*	CAD 7,500,000,000	1.00000	$7,500,000,000	October 20, 2022	3 Mth CDOR + 0.67%	Float
SERIES CBL32 - 2.25 Year Floating(1)*	CAD 7,500,000,000	1.00000	$7,500,000,000	August 22, 2022	3 Mth CDOR + 0.67%	Float

Total Outstanding under the Global Registered Covered Bond Program			$59,556,462,600

OSFI Covered Bond Ratio Limit(2)	5.50%	OSFI Covered Bond Ratio(2)	2.70%
OSFI Temporary Covered Bond Ratio Limit(2)**	10.00%	OSFI Temporary Covered Bond Ratio(2)	5.44%

Series Ratings	Moody's	Fitch	DBRS
CBL3	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA
CBL15	Aaa	AAA	AAA
CBL16	Aaa	AAA	AAA
CBL17	Aaa	AAA	AAA
CBL18	Aaa	AAA	AAA
CBL19	Aaa	AAA	AAA
CBL20	Aaa	AAA	AAA
CBL21	Aaa	AAA	AAA
CBL22	Aaa	AAA	AAA
CBL23	Aaa	AAA	AAA
CBL24	Aaa	AAA	AAA
CBL25	Aaa	AAA	AAA
CBL26	Aaa	AAA	AAA
CBL27	Aaa	AAA	AAA
CBL28	N/A	AAA	AAA
CBL29	N/A	AAA	AAA
CBL30	Aaa	AAA	AAA
CBL31	N/A	AAA	AAA
CBL32	N/A	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch; for USD, The Bank of Nova Scotia-New York Agency; for AUD, BTA Institutional Services Australia Limited; for CHF, Credit Suisse AG

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.
(2) Per OSFI’s Revised Covered Bond Limit Calculation letter dated May 23rd, 2019, the OSFI Covered Bond Ratio refers to total assets pledged for covered bonds relative to total on-balance sheet assets. Total on-balance sheet assets are as at Jaunary 31, 2021.
* For purpose of accessing central bank facilities.
** On March 27, 2020, OSFI announced that the covered bond ratio limit is temporarily increased to 10% to enable access to Bank of Canada facilities, while the maximum covered bond assets encumbered relating to market instruments remains limited to 5.5% of an issuer`s on-balance sheet. Effective October 21,2020, the Bank of Canada no longer accepts own-name covered bonds for Term Repo operations.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	2/25/2021
Distribution Date:	3/15/2021

Supplementary Information (continued)

	Moody's	Fitch	DBRS	S&P
The Bank of Nova Scotia's Credit Ratings(1)
Senior Debt(2)/Long-Term Issuer Default Rating(Fitch)	Aa2	AA/AA-	AA	A+
Subordinated Debt that does not contain NVCC(3) provisions	Baa1	A	A (high)	A-
Subordinated Debt that contains NVCC(3) provisions	Baa1	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Stable	Negative	Stable	Stable
Counterparty Risk Assessment	P-1(cr) / Aa2(cr)	AA (dcr)	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider

	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt (or Issuer Default Rating for Fitch)	P-1 / Aa2	F1+ / AA-	R-1 (high) / AA

Ratings Triggers(3)

If the rating(s) of the Party fall below the stipulated level, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations. The stipulated ratings thresholds are:

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (The Bank of Nova Scotia)	P-1	F1 and A	R-1 (low) / A
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (low) / A
Cash Manager (The Bank of Nova Scotia)	P-2 (cr)	F2	BBB (low)
Servicer (The Bank of Nova Scotia)	Baa3 (cr)	F2 / BBB+	BBB (low)
Interest Rate Swap Provider (The Bank of Nova Scotia)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Covered Bond Swap Provider (The Bank of Nova Scotia)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Paying Agent (The Bank of Nova Scotia, Credit Suisse AG, BTA Institutional Services Australia Limited)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.
	P-1	F1 and A	R-1 (low) and BBB (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.
	P-1 (cr)	F1 and A	BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 or BBB+	N/A
(b) Establishment of the Reserve Fund	P-1 (cr)	F1 and A	R-1 (low) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB -	R-1 (middle) and BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if ratings of such Swap Provider fall below the specified ratings below:
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 (cr) and A2 (cr)	F1 and A	R-1 (low) and A
(b) Covered Bond Swap Provider	P-1 and A2	F1 and A	R-1 (low) and A

Events of Default

Issuer Event of Default	Nil
Guarantor Event of Default	Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.
(2) Includes Senior debt issued prior to September 23, 2018 and senior debt issued on or after September 23, 2018 which is excluded from the bank recapitalization "Bail-In" regime. Senior debt subject to conversion under the Bail-In regime is rated A2 by Moody's, AA- by Fitch and AA(low) by DBRS.
(3) Non-viability contingent capital (NVCC)
(4) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.
(5) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	2/25/2021
Distribution Date:	3/15/2021

Asset Coverage Test (C$) (1)

Outstanding Covered Bonds	$59,556,462,600

A = Lesser of (i) LTV Adjusted Loan Balance and	63,477,133,817	A (i)	66,926,942,357
(ii) Asset Percentage Adjusted Loan Balance		A (ii)	63,477,133,817
B = Principal Receipts up to Calculation Date not otherwise applied	-	Asset Percentage:	94.8%
C = Cash Capital Contributions and advances under Intercompany Loan	-	Maximum Asset Percentage:	95.0%
D = Substitute Assets	-
E = (i) Reserve Fund balance and	-
(ii) Pre-Maturity Liquidity Ledger balance (2)	-
F = Negative Carry Factor Calculation	582,467,257
Total: A + B + C + D + E - F	62,894,666,560

Asset Coverage Test	PASS

Level of Overcollateralization
Regulatory Minimum Overcollateralization:	103.0%
Level of Overcollateralization(3)	106.4%

Valuation Calculation (1)

Trading Value of Covered Bond(4)	61,278,652,805
-
A = lesser of (i) Present Value of outstanding loan balance of	67,855,273,486
Performing Eligible Loans(5) and (ii) 80% of Market Value of	-
properties securing Performing Eligible Loans	-
B = Principal Receipts up to Calculation Date not otherwise applied	-
C = Cash Capital Contributions and advances under Intercompany Loan	-
D = Trading Value of Substitute Assets	-
E = (i) Reserve Fund balance and	-
(ii) Pre-Maturity Liquidity Ledger balance (2)	-
F = Trading Value of Swap Collateral	-
Total: A + B + C + D + E + F	67,855,273,486

Intercompany Loan Balance

Guarantee Loan	62,791,054,045
Demand Loan	5,315,478,827
Total	68,106,532,872

Portfolio Losses(6)

Period End	Write off Amounts	Loss Percentage (annualized)
February 25, 2021	N/A	N/A

Portfolio Flow of Funds

	2/25/2021		1/28/2021
Cash Inflows
Principal Receipts	1,111,646,183.57	(7)	1,599,641,299.76	(7)
Sale of Loans	74,976,911.38		72,083,051.82
Revenue Receipts	144,274,016.28		167,165,826.63
Swap Receipts	-		-
Intercompany Loan Receipts	-		-
Cash Outflows	-		-
Swap Payment	-		-
Intercompany Loan Interest	(143,929,236.95)	(8)	(166,671,961.72)	(9)
Purchase of Loans	(114,550,933.91)		(104,289,736.43)
Intercompany Loan Repayment	(1,072,072,161.04)	(7)(8)	(1,567,434,615.15)	(7)(9)
Distribution to Partners	-		(39,679,489.89)
Other Inflows / Outflows(10)	(61.69)		(22.60)
Net Inflows/(Outflows)	344,717.64		(39,185,647.58)

(1) The indexation methodology used to account for subsequent price developments since the date of the Original Market Value is based on the Teranet - National Bank Regional and Property Type Sub-Indices (TNB RPTSIs). Mortgaged properties are matched to the Teranet data which provides a granular analysis at the local level and, where available, segmented by property type. The data derived by the TNB RPTSIs is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the TNB RPTSIs for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).
(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the
Transaction Documents.
(3) Per Section 4.3.8 of the CMHC Guide, (A) the lesser of (i) the total amount of cover pool collateral and (ii) the amount of cover pool collateral required to collateralize the covered bonds outstanding and ensure the Asset Coverage Test is met, divided by (B) the Canadian dollar equivalent of the principal amount of covered bonds outstanding under the registered covered bond program.
(4) Trading value method is the last selling price as of the Calculation Date of the covered bond.
(5) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 2.15590%.
(6) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 13 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2020 for details on impaired loans and Scotiabank’s residential mortgage portfolio.
(7) Includes Capitalized interest on loans acquired by Guarantor LP via draw on the Intercompany Loan. Amounts drawn by the Guarantor LP on the Intercompany Loan in respect of Capitalized Interest on acquired loans are included in the Intercompany Loan Principal Repayment.
(8) This amount is to be paid out on March 17th, 2021.
(9) This amount was paid out on February 17th, 2021.
(10) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	2/25/2021
Distribution Date:	3/15/2021

Portfolio Summary Statistics

Previous Month Ending Balance	$67,962,305,573
Current Month Ending Balance (1)	$66,893,027,600
Number of Mortgage Loans in Pool	258,696
Average Loan Size	$258,578
Number of Primary Borrowers	226,578
Number of Properties	230,716

Weighted Average Current Indexed LTV of Loans in the Portfolio(2)(4)	51.35%
Weighted Average of Original LTV of Loans in the Portfolio(2)(5)	64.84%
Weighted Average of Authorized LTV of Loans in the Portfolio(3)(5)	73.21%
Weighted Average Seasoning of Loans in the Portfolio	24.46	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	2.65%
Weighted Average Original Term of Loans in the Portfolio	55.62	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	31.16	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	23.47	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution (6)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	258,637	99.98%	66,874,488,747	99.97%
30 to 59 Days Past Due	44	0.02%	14,443,708	0.02%
60 to 89 Days Past Due	15	0.01%	4,095,145	0.01%
90 to 119 Days Past Due	-	0.00%	-	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	258,696	100.00%	66,893,027,600	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	26,920	10.41%	6,313,240,048	9.44%
British Columbia	43,697	16.89%	14,870,220,181	22.23%
Manitoba	5,048	1.95%	777,995,484	1.16%
New Brunswick	5,909	2.28%	576,472,374	0.86%
Newfoundland	6,380	2.47%	845,472,452	1.26%
Northwest Territories	75	0.03%	16,247,863	0.02%
Nova Scotia	9,000	3.48%	1,154,411,488	1.73%
Nunavut	-	0.00%	-	0.00%
Ontario	150,010	57.99%	40,113,137,900	59.97%
Prince Edward Island	1,308	0.51%	157,011,127	0.23%
Quebec	2,726	1.05%	624,979,123	0.93%
Saskatchewan	7,194	2.78%	1,353,689,060	2.02%
Yukon	429	0.17%	90,150,498	0.13%
Total	258,696	100.00%	66,893,027,600	100.00%

Portfolio Credit Bureau Score Distribution

FICO® 8 score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	2,374	0.92%	816,377,931	1.22%
599 or less	1,711	0.66%	409,905,353	0.61%
600 - 650	3,732	1.44%	1,016,933,361	1.52%
651 - 700	12,328	4.77%	3,378,644,746	5.05%
701 - 750	26,716	10.33%	7,323,498,810	10.95%
751 - 800	43,221	16.71%	11,794,136,478	17.63%
801 and Above	168,614	65.18%	42,153,530,921	63.02%
Total	258,696	100.00%	66,893,027,600	100.00%

(1) Each Loan is payable in Canada only and is denominated in Canadian Dollars.
(2) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.
(4) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(5) Appraisal Value, Original Loan Balance, and Authorized Amount are determined or assessed as of the most recent advance in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan,  or subsequently thereto).
(6) Refer to footnote (6) on page 3 of this Investor Report.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	2/25/2021
Distribution Date:	3/15/2021

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	225,621	87.21%	55,978,664,977	83.68%
Variable	33,075	12.79%	10,914,362,623	16.32%
Total	258,696	100.00%	66,893,027,600	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	193,483	74.79%	43,531,449,746	65.08%
Non-STEP	65,213	25.21%	23,361,577,854	34.92%
Total	258,696	100.00%	66,893,027,600	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	13,977	5.40%	2,930,188,412	4.38%
Owner Occupied	244,719	94.60%	63,962,839,188	95.62%
Total	258,696	100.00%	66,893,027,600	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	87,218	33.71%	23,596,130,010	35.27%
2.5000 - 2.9999	108,209	41.83%	28,337,803,269	42.36%
3.0000 - 3.4999	38,784	14.99%	9,805,250,554	14.66%
3.5000 - 3.9999	22,919	8.86%	4,907,881,595	7.34%
4.0000 - 4.4999	1,198	0.46%	177,613,151	0.27%
4.5000 - 4.9999	99	0.04%	15,449,682	0.02%
5.0000 - 5.4999	29	0.01%	2,868,624	0.00%
5.5000 and Above	240	0.09%	50,030,715	0.07%
Total	258,696	100.00%	66,893,027,600	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	28,526	11.03%	2,473,806,584	3.70%
20.01-25.00	12,290	4.75%	1,904,721,292	2.85%
25.01-30.00	15,104	5.84%	2,809,821,389	4.20%
30.01-35.00	18,072	6.99%	3,855,786,507	5.76%
35.01-40.00	21,776	8.42%	5,183,405,117	7.75%
40.01-45.00	24,140	9.33%	6,251,298,877	9.35%
45.01-50.00	24,717	9.55%	6,919,680,891	10.34%
50.01-55.00	23,991	9.27%	7,204,972,437	10.77%
55.01-60.00	23,688	9.16%	7,632,664,892	11.41%
60.01-65.00	23,290	9.00%	8,176,296,749	12.22%
65.01-70.00	18,682	7.22%	6,752,102,724	10.09%
70.01-75.00	13,456	5.20%	4,455,002,095	6.66%
75.01-80.00	8,926	3.45%	2,719,811,174	4.07%
80.01-90.00	1,751	0.68%	471,144,041	0.70%
90.01-100.00	174	0.07%	51,788,210	0.08%
Over 100.00	113	0.04%	30,724,623	0.05%
Total	258,696	100.00%	66,893,027,600	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.
(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	2/25/2021
Distribution Date:	3/15/2021

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	41,749	16.14%	9,269,097,529	13.86%
12.00 - 23.99	63,684	24.62%	16,321,752,102	24.40%
24.00 - 35.99	55,272	21.37%	14,589,309,199	21.81%
36.00 - 41.99	17,813	6.89%	5,348,357,461	8.00%
42.00 - 47.99	26,047	10.07%	7,948,963,161	11.88%
48.00 - 53.99	22,742	8.79%	5,557,208,038	8.31%
54.00 - 59.99	24,640	9.52%	6,037,549,329	9.03%
60.00 - 65.99	6,070	2.35%	1,677,391,935	2.51%
66.00 - 71.99	47	0.02%	9,977,578	0.01%
72.00 and Above	632	0.24%	133,421,269	0.20%
Total	258,696	100.00%	66,893,027,600	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	60,266	23.30%	3,468,899,761.87	5.19%
100,000 - 149,999	34,390	13.29%	4,302,642,104.32	6.43%
150,000 - 199,999	31,747	12.27%	5,548,205,488.13	8.29%
200,000 - 249,999	28,053	10.84%	6,300,384,350.11	9.42%
250,000 - 299,999	23,333	9.02%	6,396,309,472.42	9.56%
300,000 - 349,999	18,394	7.11%	5,959,437,787.19	8.91%
350,000 - 399,999	14,109	5.45%	5,275,391,643.48	7.89%
400,000 - 449,999	10,454	4.04%	4,432,207,829.76	6.63%
450,000 - 499,999	8,319	3.22%	3,943,138,415.38	5.89%
500,000 - 549,999	6,448	2.49%	3,378,029,351.68	5.05%
550,000 - 599,999	5,212	2.01%	2,990,262,624.41	4.47%
600,000 - 649,999	3,736	1.44%	2,329,353,128.11	3.48%
650,000 - 699,999	2,865	1.11%	1,930,502,179.10	2.89%
700,000 - 749,999	2,179	0.84%	1,578,449,492.41	2.36%
750,000 - 799,999	1,833	0.71%	1,417,627,613.81	2.12%
800,000 - 849,999	1,480	0.57%	1,219,604,529.09	1.82%
850,000 - 899,999	1,203	0.47%	1,050,783,940.18	1.57%
900,000 - 949,999	908	0.35%	839,558,839.03	1.26%
950,000 - 999,999	719	0.28%	699,825,026.05	1.05%
1,000,000 or Greater	3,048	1.18%	3,832,414,023.67	5.73%
Total	258,696	100.00%	66,893,027,600	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	42,546	16.45%	10,326,625,106	15.44%
Single Family	211,159	81.62%	55,236,724,511	82.57%
Multi Family	4,349	1.68%	1,198,278,351	1.79%
Other	642	0.25%	131,399,632	0.20%
Total	258,696	100.00%	66,893,027,600	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	2/25/2021
Distribution Date:	3/15/2021

Portfolio Current Indexed LTV and Delinquency Distribution by Province (1)

Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total(4)
Alberta	All	98,763,894	74,616,625	97,274,467	129,071,531	150,729,593	196,603,264	249,099,183	337,973,114	420,776,048	570,546,828	789,428,622	1,383,549,614	1,482,153,449	300,906,480	26,520,194	5,227,142	6,313,240,048	9.44%
Alberta	Current and Less Than 30 Days Past Due	98,693,862	74,616,625	97,274,467	129,071,531	150,572,188	196,023,004	249,099,183	337,973,114	420,698,086	570,373,562	789,169,133	1,383,549,614	1,481,926,368	300,584,043	26,520,194	5,227,142	6,311,372,115	99.97%
Alberta	30 to 59 Days Past Due	70,033	-	-	-	157,405	580,260	-	-	77,962	-	-	-	-	322,438	-	-	1,208,097	0.02%
Alberta	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	173,266	259,489	-	227,080	-	-	-	659,836	0.01%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	536,393,970	396,383,348	576,045,459	793,507,183	1,062,864,147	1,252,721,101	1,447,385,068	1,564,993,007	1,708,410,069	1,615,890,533	1,819,417,534	1,410,894,546	602,410,120	72,484,940	2,864,841	7,554,315	14,870,220,181	22.23%
	Current and Less Than 30 Days Past Due	536,393,970	396,383,348	576,045,459	793,507,183	1,062,117,543	1,252,721,101	1,446,310,038	1,564,993,007	1,707,632,228	1,615,547,555	1,819,417,534	1,410,667,667	602,170,332	72,484,940	2,864,841	7,554,315	14,866,811,060	99.98%
British Columbia	30 to 59 Days Past Due	-	-	-	-	746,604	-	606,630	-	777,841	342,978	-	226,879	239,788	-	-	-	2,940,721	0.02%
British Columbia	60 to 89 Days Past Due	-	-	-	-	-	-	468,400	-	-	-	-	-	-	-	-	-	468,400	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	17,873,490	11,566,381	18,108,519	23,963,126	32,264,486	42,401,972	59,010,194	75,277,575	103,933,318	137,513,466	138,185,385	104,705,368	12,945,551	246,652	-	-	777,995,484	1.16%
Manitoba	Current and Less Than 30 Days Past Due	17,873,490	11,566,381	18,108,519	23,963,126	32,264,486	42,401,972	59,010,194	75,277,575	103,933,318	137,513,466	138,185,385	104,705,368	12,945,551	246,652	-	-	777,995,484	100.00%
Manitoba	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	17,070,158	11,871,016	20,643,121	29,709,452	40,591,193	60,572,893	71,811,968	60,853,335	67,098,609	81,306,632	82,998,088	25,892,319	6,053,590	-	-	-	576,472,374	0.86%
New Brunswick	Current and Less Than 30 Days Past Due	17,070,158	11,871,016	20,643,121	29,709,452	40,591,193	60,572,893	71,726,860	60,853,335	67,098,609	81,306,632	82,998,088	25,892,319	6,053,590	-	-	-	576,387,266	99.99%
New Brunswick	30 to 59 Days Past Due	-	-	-	-	-	-	85,108	-	-	-	-	-	-	-	-	-	85,108	0.01%
New Brunswick	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	11,894,167	7,697,853	14,263,112	20,396,600	29,598,718	32,493,206	49,087,589	89,423,109	61,454,931	79,340,464	125,625,177	190,924,250	119,074,963	11,554,532	881,038	1,762,742	845,472,452	1.26%
Newfoundland	Current and Less Than 30 Days Past Due	11,894,167	7,697,853	14,263,112	20,396,600	29,598,718	32,493,206	49,087,589	89,423,109	61,454,931	79,340,464	125,625,177	190,924,250	119,074,963	11,359,682	881,038	1,762,742	845,277,603	99.98%
Newfoundland	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	194,850	-	-	194,850	0.02%
Newfoundland	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	336,037	680,383	609,931	1,105,299	222,183	1,605,061	1,446,602	1,388,316	1,852,335	2,926,499	2,940,892	1,134,324	-	-	-	-	16,247,863	0.02%
North West Territories	Current and Less Than 30 Days Past Due	336,037	680,383	609,931	1,105,299	222,183	1,605,061	1,446,602	1,388,316	1,852,335	2,926,499	2,940,892	1,134,324	-	-	-	-	16,247,863	100.00%
North West Territories	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
North West Territories	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	30,587,868	22,406,847	36,686,220	50,041,077	70,541,089	97,052,248	148,767,124	194,771,624	186,759,053	150,627,413	117,960,584	35,366,636	11,783,018	716,738	343,948	-	1,154,411,488	1.73%
Nova Scotia	Current and Less Than 30 Days Past Due	30,587,868	22,406,847	36,686,220	50,003,195	70,541,089	97,052,248	148,767,124	194,440,321	186,759,053	150,627,413	117,960,584	35,366,636	11,783,018	716,738	343,948	-	1,154,042,303	99.97%
Nova Scotia	30 to 59 Days Past Due	-	-	-	37,882	-	-	-	331,303	-	-	-	-	-	-	-	-	369,185	0.03%
Nova Scotia	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-		-	-	-	-	-	-	-	-	-	0.00%
Nunavut	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	1,714,817,552	1,341,158,127	1,989,364,615	2,729,959,775	3,671,959,636	4,393,680,174	4,642,529,045	4,629,090,587	4,800,458,568	5,120,551,201	3,312,265,500	1,184,438,283	460,759,415	84,746,811	21,178,188	16,180,423	40,113,137,900	59.97%
Ontario	Current and Less Than 30 Days Past Due	1,714,747,874	1,340,826,602	1,989,364,615	2,728,318,589	3,671,612,947	4,393,007,014	4,640,060,545	4,628,641,142	4,798,754,541	5,118,924,486	3,311,161,388	1,184,438,283	460,759,415	84,746,811	21,178,188	16,180,423	40,102,722,863	99.97%
Ontario	30 to 59 Days Past Due	-	331,525	-	1,641,186	207,200	489,004	1,411,004	214,903	1,177,306	1,626,715	1,104,112	-	-	-	-	-	8,202,953	0.02%
Ontario	60 to 89 Days Past Due	69,678	-	-	-	139,489	184,156	1,057,497	234,542	526,722	-	-	-	-	-	-	-	2,212,084	0.01%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	5,053,024	2,954,999	4,899,832	6,544,678	8,474,894	15,481,890	12,815,112	16,808,697	17,907,016	26,064,421	29,976,845	8,554,727	1,474,989	-	-	-	157,011,127	0.23%
Prince Edward Island	Current and Less Than 30 Days Past Due	5,053,024	2,954,999	4,899,832	6,544,678	8,474,894	15,481,890	12,815,112	16,808,697	17,907,016	26,064,421	29,976,845	8,554,727	1,474,989	-	-	-	157,011,127	100.00%
Prince Edward Island	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	10,492,234	9,225,610	14,457,243	18,513,994	32,198,395	31,155,734	47,504,095	55,145,067	68,022,354	188,889,853	104,621,293	36,452,711	8,117,594	182,948	-	-	624,979,123	0.93%
Quebec	Current and Less Than 30 Days Past Due	10,492,234	9,225,610	14,457,243	18,513,994	32,198,395	31,155,734	47,504,095	55,145,067	68,022,354	188,733,223	104,456,065	36,452,711	8,117,594	182,948	-	-	624,657,267	99.95%
Quebec	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	156,629	-	-	-	-	-	-	156,629	0.03%
Quebec	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	165,228	-	-	-	-	-	165,228	0.03%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	27,715,476	23,455,106	35,076,107	48,352,931	76,312,515	120,250,972	185,046,145	169,756,846	183,740,270	189,099,525	211,584,080	67,955,661	15,038,485	304,940	-	-	1,353,689,060	2.02%
Saskatchewan	Current and Less Than 30 Days Past Due	27,715,476	23,455,106	35,076,107	48,352,931	76,312,515	120,250,972	184,304,962	169,152,766	183,499,634	188,809,662	211,584,080	67,955,661	15,038,485	304,940	-	-	1,351,813,298	99.86%
Saskatchewan	30 to 59 Days Past Due	-	-	-	-	-	-	151,585	604,079	240,637	289,864	-	-	-	-	-	-	1,286,164	0.10%
Saskatchewan	60 to 89 Days Past Due	-	-	-	-	-	-	589,599	-	-	-	-	-	-	-	-	-	589,599	0.04%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	2,808,713	2,704,997	2,392,763	4,620,861	7,648,267	7,280,361	5,178,765	9,491,160	12,252,319	13,539,914	17,098,723	5,133,657	-	-	-	-	90,150,498	0.13%
Yukon	Current and Less Than 30 Days Past Due	2,808,713	2,704,997	2,392,763	4,620,861	7,648,267	7,280,361	5,178,765	9,491,160	12,252,319	13,539,914	17,098,723	5,133,657	-	-	-	-	90,150,498	100.00%
Yukon	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	2,473,806,584	1,904,721,292	2,809,821,389	3,855,786,507	5,183,405,117	6,251,298,877	6,919,680,891	7,204,972,437	7,632,664,892	8,176,296,749	6,752,102,724	4,455,002,095	2,719,811,174	471,144,041	51,788,210	30,724,623	66,893,027,600	100.00%
	Current and Less Than 30 Days Past Due	2,473,666,874	1,904,389,767	2,809,821,389	3,854,107,439	5,182,154,419	6,250,045,457	6,915,311,069	7,203,587,610	7,629,864,424	8,173,707,297	6,750,573,895	4,454,775,216	2,719,344,306	470,626,753	51,788,210	30,724,623	66,874,488,747	99.97%
	30 to 59 Days Past Due	70,033	331,525	-	1,679,067	1,111,209	1,069,263	2,254,327	1,150,285	2,273,746	2,416,186	1,104,112	226,879	239,788	517,287	-	-	14,443,708	0.02%
	60 to 89 Days Past Due	69,678	-	-	-	139,489	184,156	2,115,495	234,542	526,722	173,266	424,717	-	227,080	-	-	-	4,095,145	0.01%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (6) on page 3 of this Investor Report.
(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.
(5)The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	2/25/2021
Distribution Date:	3/15/2021

Portfolio Current Indexed LTV Distribution by FICO® 8 score

Current LTV (%)(1)(2)(3)
Credit Bureau Score	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total
Score Unavailable	29,770,586	18,641,042	30,117,245	35,652,159	52,517,914	48,849,396	67,116,275	81,433,768	106,583,686	124,893,887	92,888,231	75,542,899	45,386,823	6,984,019	-	-	816,377,931	1.22%
<=599	5,974,779	4,543,852	7,099,472	18,991,362	27,919,967	31,851,811	39,827,180	44,816,482	54,530,555	54,506,583	50,758,697	35,311,039	26,156,738	6,285,260	1,112,883	218,694	409,905,353	0.61%
600-650	9,760,661	10,397,130	16,195,614	37,629,498	64,388,274	82,042,931	100,249,083	108,741,048	125,414,114	187,546,916	127,309,862	80,279,841	55,725,840	7,916,253	2,378,801	957,495	1,016,933,361	1.52%
651-700	50,008,752	41,944,761	78,909,422	129,021,131	192,640,531	261,618,370	337,647,028	392,069,298	435,319,938	532,434,564	439,484,902	269,979,459	186,915,170	27,418,930	1,848,290	1,384,201	3,378,644,746	5.05%
701-750	135,177,954	119,373,946	208,159,406	326,462,428	456,987,117	655,117,890	738,190,779	858,635,597	932,879,169	1,019,334,582	863,295,991	580,944,150	359,365,082	59,878,641	5,966,596	3,729,481	7,323,498,810	10.95%
751-800	273,612,374	247,154,904	384,053,926	563,059,401	821,457,772	1,055,925,920	1,177,520,608	1,311,605,296	1,403,959,329	1,599,481,003	1,391,200,278	913,684,962	535,172,048	94,828,972	15,295,065	6,124,618	11,794,136,478	17.63%
>800	1,969,501,479	1,462,665,658	2,085,286,304	2,744,970,527	3,567,493,543	4,115,892,558	4,459,129,938	4,407,670,947	4,573,978,101	4,658,099,214	3,787,164,762	2,499,259,746	1,511,089,473	267,831,965	25,186,573	18,310,133	42,153,530,921	63.02%
Total	2,473,806,584	1,904,721,292	2,809,821,389	3,855,786,507	5,183,405,117	6,251,298,877	6,919,680,891	7,204,972,437	7,632,664,892	8,176,296,749	6,752,102,724	4,455,002,095	2,719,811,174	471,144,041	51,788,210	30,724,623	66,893,027,600	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(3) The methodology used in this table aggregates STEP Loans secured by the same property.